UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23179

First Trust Alternative Opportunities Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

ITEM 1.(b) Not applicable.

First Trust

First Trust Alternative Opportunities Fund (formerly, The Relative Value Fund)

Class A Shares – VFLAX
Class I Shares – VFLEX

Semi-Annual Report

September 30, 2021

(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2100 | Chicago, IL 60606 | P:872-260-4182

First Trust Alternative Opportunities Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Alternative Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES – 14.6%
$187,951	Adjustable Rate Mortgage Trust Series 2006-1, Class 2A1, 3.493%, 3/25/20361,2,3	$131,496
	Affirm Asset Securitization Trust 2021-A
200,000	Series 2021-A, Class D, 3.490%, 8/15/20252,4	202,381
150,000	Series 2021-A, Class E, 5.650%, 8/15/20252,4	152,840
250,000	AIMCO CLO Series 2017-A Series 2017-AA, Class SUB, 0.000%, 4/20/20342,3,4	204,919
103,523	Aqua Finance Trust Series 2019-A, Class A, 3.140%, 7/16/20402,4	106,081
150,000	Series 2020-AA, Class B, 2.790%, 7/17/20462,4	152,949
150,000	Series 2020-AA, Class C, 3.970%, 7/17/20462,4	157,948
350,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, Class SUB, 0.000%, 4/20/20342,3,4	302,345
217,932	CHL Mortgage Pass-Through Trust Series 2007-8, Class 1A12, 5.875%, 1/25/20381,2	144,710
250,000	Connecticut Avenue Securities Trust Series 2019-R04, Class 2B1, 5.336% (1-Month USD Libor+ 525 basis points), 6/25/20392,3,4,5	259,440
250,000	Series 2020-R02, Class 2B1, 3.086% (1-Month USD Libor+ 300 basis points), 1/25/20402,3,4,5	250,363
300,000	CPS Auto Receivables Trust Series 2019-C, Class E, 4.300%, 7/15/20252,4	311,777
126,488	DSLA Mortgage Loan Trust Series 2006-AR2, Class 1A1A, 0.277% (1-Month USD Libor+ 19 basis points), 10/19/20362,3,5	113,972
71,720	Fannie Mae Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.636% (1-Month USD Libor+ 255 basis points), 12/25/20302,3,5	73,064
100,000	Freddie Mac Multifamily Structured Credit Risk Series 2021-MN1, Class M2, 3.800% (SOFR30A+375 basis points), 1/25/20512,3,4,5	105,699
500,000	Freddie Mac STACR REMIC Trust 2021-DNA1 Series 2021-DNA1, Class B1, 2.700% (SOFR30A+265 basis points), 1/25/20512,3,4,5	503,411
287,511	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3, 4.736% (1-Month USD Libor+ 465 basis points), 10/25/20282,3,5	298,730
300,000	GS Mortgage Securities Corp. Trust 2018-TWR Series 2018-TWR, Class G, 4.009% (1-Month USD Libor+392 basis points), 7/15/20313,4,5	275,878
419,000	GS Mortgage-Backed Securities Corp. Trust Series 2020-PJ3, Class B5, 3.442%, 10/25/20501,2,3,4	298,884
166,068	GSR Mortgage Loan Trust Series 2007-AR1, Class 2A1, 2.773%, 3/25/20471,2,3	131,138

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$250,000	Magnetite XVI Ltd. Series 2015-16A, Class F, 6.634% (3-Month USD Libor+650 basis points), 1/18/20282,3,4,5	$244,463
375,000	Monroe Capital Mml Clo X Ltd. Series 2020-1A, Class E, 8.981% (3-Month USD Libor+885 basis points), 8/20/20312,3,4,5	375,078
78,698	Mosaic Solar Loan Trust Series 2019-1A, Class B, 0.000%, 12/21/20432,4	73,223
75,308	Multifamily Connecticut Avenue Securities Trust Series 2020-01, Class M7, 2.036% (1-Month USD Libor+195 basis points), 3/25/20502,3,4,5	75,490
100,000	Series 2020-01, Class M10, 3.836% (1-Month USD Libor+375 basis points), 3/25/20502,3,4,5	103,997
231,399	New Residential Mortgage Loan Trust 2019-1 Series 2019-1A, Class B6B, 3.260%, 9/25/20572,3,4	216,403
350,090	Nomura Asset Acceptance Corp. Alternative Loan Trust Series Series 2006-AP1, Class A3, 5.654%, 1/25/20361,2,3	149,026
250,000	Oaktown Re III Ltd. Series 2019-1A, Class M2, 2.636% (1-Month USD Libor+255 basis points), 7/25/20292,3,4,5	251,898
1,000,000	Palmer Square CLO Ltd. Series 2019-1A, Class SUB, 0.000%, 4/20/20272,3,4	873,852
2,250,000	Palmer Square Loan Funding 2020-4 Ltd. Series 2020-4A, Class SUB, 0.000%, 11/25/20282,3,4	2,201,571
1,250,000	Palmer Square Loan Funding 2021-1 Ltd. Series 2021-1A, Class SUB, 0.000%, 4/20/20292,3,4	1,243,664
2,500,000	Palmer Square Loan Funding 2021-2 EUR CLO Series 2021-2, Class SUB ,0.000%, 4/15/2034	2,912,589
2,150,000	Palmer Square Loan Funding 2021-2 Ltd. Series 2021-2A, Class SUB, 0.000%, 5/20/20292,3,4	2,147,710
1,500,000	Palmer Square Loan Funding 2021-3 Ltd. Series 2021-3A, Class SUB, 0.000%, 7/20/20292,3,4	1,515,916
3,100,000	Palmer Square Loan Funding 2021-4 WH Ltd. Series 2021-4, Class SUB ,0.000%, 4/20/20296	3,100,000
	Palmer Square Loan Funding Ltd.
1,000,000	Series 2019-3A, Class SUB, 0.000%, 8/20/20272,3,4	834,944
1,500,000	Series 2019-4A, Class SUB, 0.000%, 10/24/20272,3,4	1,357,191
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/20282,3,4	1,126,677
650,000	Series 2020-2A, Class SUB, 0.000%, 4/20/20282,3,4	610,268
1,250,000	Series 2020-3A, Class SUB, 0.000%, 7/20/20282,3,4	319,856
500,000	Radnor Ltd. Series 2019-1, Class M2, 3.286% (1-Month USD Libor+320 basis points), 2/25/20292,3,4,5	506,078

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$340,000	Residential Mortgage Loan Trust 2020-1 Series 2020-1, Class B2, 4.665%, 2/25/20242,3,4	$346,408
250,000	Saranac Clo VIII Ltd. Series 2020-8A, Class E, 8.251% (3-Month USD Libor+812 basis points), 2/20/20332,3,4,5	248,835
500,000	Towd Point Mortgage Trust 2019-SJ3 Series 2019-SJ3, Class M2, 3.500%, 11/25/20592,3,4	498,501
80,572	Upstart Securitization Trust Series 2018-1, Class D, 6.147%, 8/20/20252,4	81,424
350,000	Series 2019-3, Class C, 5.381%, 1/21/20302,4	363,138
40,000	Veros Automobile Receivables Trust Series 2020-1, Class D, 5.640%, 2/16/20272,4	40,382
900,000	Verus Securitization Trust 2020-5 Series 2020-5, Class B2, 4.710%, 5/25/20652,3,4	906,327
29,248	WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR18, Class 3A1, 3.013%, 1/25/20372,3	28,369
202,420	Wells Fargo Mortgage Loan Trust Series 2010-RR2, Class 1A4, 3.138%, 9/27/20351,2,3,4	167,891
100,000	XCALI Mortgage Trust Series 2020-1, Class B1, 9.150% (1-Month USD Libor+750 basis points), 1/22/20232,3,4,5	100,602
	TOTAL ASSET-BACKED SECURITIES (Cost $26,544,157)	27,199,796
	BANK LOANS – 6.9%
1,097,674	Advantage Capital Holdings LLC 5.000% Cash and 8.000% PIK, 1/29/20256,7	1,110,297
1,242,041	5.000% Cash and 8.000% PIK, 1/29/20256,7	1,256,324
518,062	BJ Services 11.830%, 1/3/20236	518,062
475,000	11.830%, 1/3/20236	460,750
2,316,213	Challenge Manufacturing Company, LLC 10.000%, 12/18/20256	2,293,051
561,225	Juul 9.500%, 8/1/20236	544,388
1,950,000	Penney Borrower LLC 9.250%, 11/23/20256	1,940,250
236,284	Premier Brands Group Holdings LLC 9.116%, 3/20/20246	218,563
2,184,625	Wellbore Integrity Solutions, LLC 8.500%, 12/31/20246	2,184,625
2,282,622	12.449%, 12/31/20246	2,282,622
	TOTAL BANK LOANS (Cost $12,726,018)	12,808,932

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS – 38.5%
22,527	Aberdeen Emerging Markets Equity Income Fund, Inc.1	$187,425
5,452	Blackrock Science & Technology Trust	284,376
1,499	BrandywineGLOBAL Global Income Opportunities Fund, Inc.	18,767
10,784	Calamos Long/Short Equity & Dynamic Income Trust	219,454
1,006,316	Cliffwater Corporate Lending Fund – Class I	10,707,206
240,431	Conversus Stepstone Private Markets – Class I*	10,182,135
273,554	Driehaus Event Driven Fund	4,032,187
11,075	DTF Tax-Free Income, Inc.	160,034
35,745	Eaton Vance Floating-Rate Income Plus Fund6	29,459
46,187	First Trust Senior Floating Rate 2022 Target Term Fund	445,243
26,366	GDL Fund	236,767
282,628	Glenmede Secured Options Portfolio – Class Institutional*	4,103,764
434,841	Griffin Institutional Access Credit Fund – Class I	10,679,686
54,099	Guggenheim Enhanced Equity Income Fund	502,039
33,078	Invesco Dynamic Credit Opportunities Fund	387,013
26,826	Invesco Senior Income Trust	119,376
15,381	Kayne Anderson NextGen Energy & Infrastructure, Inc.	111,974
50,821	Miller/Howard High Dividend Fund1	500,079
58,881	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	344,454
15,719	NexPoint Strategic Opportunities Fund1	218,651
44,266	Nuveen Corporate Income November 2021 Target Term Fund1	415,215
562,354	Palmer Square Opportunistic Income Fund	10,577,883
16,174	Pershing Square Holdings Ltd.8	576,603
34,105	PIMCO Energy & Tactical Credit Opportunities Fund	416,422
5,498	Pioneer Municipal High Income Fund, Inc.	66,691
961,976	Pomona Investment Fund	14,611,641
156,450	Saba Capital Income & Opportunities Fund1	711,848
35,595	Special Opportunities Fund, Inc.	547,095
13,258	Sprott Physical Gold and Silver Trust*,8	227,110
3,006	Tortoise Midstream Energy Fund, Inc.	86,783
20,788	Virtus AllianzGI Convertible & Income Fund II	107,890
4,647	Voya Emerging Markets High Income Dividend Equity Fund	34,341
	TOTAL CLOSED-END FUNDS (Cost $64,840,288)	71,849,611
Principal Amount

	COLLATERALIZED MORTGAGE OBLIGATIONS – 2.1%
$250,000	Bellemeade Re Ltd. Series 2019-2A, Class M2, 3.186% (1-Month USD Libor+310 basis points), 4/25/20292,3,4,5	253,425
220,917	BX Commercial Mortgage Trust Series 2019-XL, Class J, 2.734% (1-Month USD Libor+265 basis points), 10/15/20363,4,5	221,814
866,609	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 1.304%, 2/25/20352,3	17,462
	Connecticut Avenue Securities Trust
65,161	Series 2019-R01, Class 2M2, 2.536% (1-Month USD Libor+ 245 basis points), 7/25/20312,3,4,5	65,576

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$38,288	Series 2019-R03, Class 1M2, 2.236% (1-Month USD Libor+ 215 basis points), 9/25/20312,3,4,5	$38,540
250,000	Series 2019-R06, Class 2B1, 3.836% (1-Month USD Libor+ 375 basis points), 9/25/20392,3,4,5	254,503
25,569	Connecticut Avenue Securities Trust Series 2019-R05, Class 1M2, 2.086% (1-Month USD Libor+ 200 basis points), 7/25/20392,3,4,5	25,643
500,000	Connecticut Avenue Securities Trust 2019-HRP1 Series 2019-HRP1, Class B1, 9.336% (1-Month USD Libor+ 925 basis points), 11/25/20392,3,4,5	534,068
487,589	DSLA Mortgage Loan Trust Series 2004-AR2, Class X2, 2.176%, 11/19/20442,3	21,417
750,000	Eagle RE 2020-1 Ltd. Series 2020-1, Class M2, 2.086% (1-Month USD Libor+200 basis points), 1/25/20302,3,4,5	738,047
200,000	Foursight Capital Automobile Receivables Trust Series 2020-1, Class F, 4.620%, 6/15/20272,4	205,621
249,321	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class B, 3.809%, 5/25/20482,3,4	239,461
443,559	Series 2018-SPI3, Class B, 4.148%, 8/25/20482,3,4	436,672
210,181	Series 2018-SPI4, Class B, 4.500%, 11/25/20482,3,4	208,666
159,258	Luminent Mortgage Trust Series 2006-5, Class A1A, 0.466% (1-Month USD Libor+38 basis points), 7/25/20362,3,5	122,027
197,425	Morgan Stanley Mortgage Loan Trust Series 2006-13AX, Class A2, 0.426% (1-Month USD Libor+34 basis points), 10/25/20362,3,5	84,086
	RALI Trust
95,858	Series 2006-QA10, Class A1, 0.456% (1-Month USD Libor+ 37 basis points), 12/25/20362,3,5	95,181
208,512	Series 2006-QS2, Class 1A9, 5.500%, 2/25/20361,2	204,305
100,000	Residential Mortgage Loan Trust Series 2019-2, Class M1, 3.862%, 5/25/20592,3,4	101,959
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,797,027)	3,868,473
Number of Shares
	COMMON STOCKS – 1.6%
	AEROSPACE/DEFENSE-EQUIPMENT – 0.0%
514	Aerojet Rocketdyne Holdings, Inc.	22,385
	APPLICATIONS SOFTWARE – 0.1%
1,122	Nuance Communications, Inc.*	61,755
3,118	Shapeways Holdings, Inc.*	24,008
		85,763
	COMMERCIAL SERVICES-FINANCE – 0.0%
331	IHS Markit Ltd.8	38,601
	ELECTRIC-INTEGRATED – 0.0%
898	PNM Resources, Inc.	44,433
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – 0.1%
381	Xilinx, Inc.	57,527
	FOOD-CONFECTIONER – 0.0%
—9	Stryve Foods, Inc. – Class A*	2

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INVESTMENT COMPANIES – 0.2%
1,835	Barings BDC, Inc.	$20,222
53,204	First Eagle Alternative Capital BDC, Inc.	234,629
		254,851
	LIFE/HEALTH INSURANCE – 0.0%
718	Athene Holding Ltd. – Class A*,8	49,449
	MEDICAL INFORMATION SYSTEMS – 0.0%
1,225	Change Healthcare, Inc.*	25,652
	MEDICAL LABS & TESTING SERVICES – 0.0%
540	PPD, Inc.*	25,267
	MEDICAL-HM – 0.0%
382	Magellan Health, Inc.*	36,118
	REITS-SHOPPING CENTERS – 0.0%
1,909	Kimco Realty Corp. – REIT	39,612
	RETAIL-SPORTING GOODS – 0.0%
1,004	Sportsman’s Warehouse Holdings, Inc.*	17,670
	SPECIFIED PURPOSE ACQUISITIONS – 1.2%
136	7GC & Co. Holdings, Inc. – Class A*	1,322
94	ABG Acquisition Corp. I – Class A*,8	916
1,722	Accelerate Acquisition Corp. – Class A*	16,755
1,456	Ace Global Business Acquisition Ltd.*,8	14,793
36	Advanced Merger Partners, Inc. – Class A*	349
2,667	AF Acquisition Corp. – Class A*	25,977
20	African Gold Acquisition Corp. – Class A*,8	194
2,247	Agba Acquisition Ltd.*,8	24,425
2,574	Aldel Financial, Inc. – Class A*	25,972
300	Altitude Acquisition Corp. – Class A*	2,952
1,724	American Acquisition Opportunity, Inc. – Class A*	17,033
1,022	Americas Technology Acquisition Corp.*,8	10,261
3,489	Apollo Strategic Growth Capital – Class A*,8	34,053
1,804	Aries I Acquisition Corp. – Class A*,8	18,004
1,437	Artisan Acquisition Corp. – Class A*,8	14,255
568	Astrea Acquisition Corp. – Class A*	5,669
2,860	Athlon Acquisition Corp. – Class A*	27,971
3,824	Atlantic Avenue Acquisition Corp. – Class A*	37,475
236	Atlas Crest Investment Corp. II – Class A*	2,303
2,816	Austerlitz Acquisition Corp. I – Class A*,8	27,991
2,932	Austerlitz Acquisition Corp. II – Class A*,8	28,587
69	B Riley Principal Merger Corp. – Class A*	673
2,120	Benessere Capital Acquisition Corp. – Class A*	21,370
1,658	Better World Acquisition Corp.*	16,704
1,456	Big Sky Growth Partners, Inc. – Class A*	14,240
2,834	Biotech Acquisition Co. – Class A*,8	27,603
2,874	Blue Safari Group Acquisition Corp. – Class A*,8	28,453
1,207	Breeze Holdings Acquisition Corp.*	12,191
1,299	Brilliant Acquisition Corp.*,8	13,172
1,722	Build Acquisition Corp. – Class A*	16,686
2,030	Bull Horn Holdings Corp.*,8	20,198
1,450	Burgundy Technology Acquisition Corp. – Class A*,8	14,427
216	Capstar Special Purpose Acquisition Corp. – Class A*	2,143

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
585	CC Neuberger Principal Holdings III – Class A*,8	$5,715
135	CF Acquisition Corp. IV – Class A*	1,314
92	CF Acquisition Corp. VI*	893
1,720	CF Acquisition Corp. VIII – Class A*	17,148
2,935	Churchill Capital Corp. VI – Class A*	28,675
2,875	Churchill Capital Corp. VII – Class A*	27,945
15	Colicity, Inc. – Class A*	147
2,445	Colombier Acquisition Corp. – Class A*	23,643
642	Concord Acquisition Corp. – Class A*	6,471
1,215	Corazon Capital V838 Monoceros Corp. – Class A*,8	11,785
351	Corner Growth Acquisition Corp. – Class A*,8	3,426
1,712	DD3 Acquisition Corp. II*	16,983
2,456	Delwinds Insurance Acquisition Corp. – Class A*	24,216
930	DHC Acquisition Corp. – Class A*,8	9,086
1,068	Dune Acquisition Corp. – Class A*	10,573
1,578	East Resources Acquisition Co. – Class A*	15,528
2,245	East Stone Acquisition Corp.*,8	22,899
1,760	Edify Acquisition Corp. – Class A*	17,072
923	Edoc Acquisition Corp. – Class A*,8	9,350
702	EdtechX Holdings Acquisition Corp. II*	7,006
1,410	Eucrates Biomedical Acquisition Corp.*,8	13,790
2,109	Far Peak Acquisition Corp. – Class A*,8	20,985
1,712	FAST Acquisition Corp. II – Class A*	16,606
93	Fintech Evolution Acquisition Group – Class A*,8	901
236	Flame Acquisition Corp. – Class A*	2,294
471	Foresight Acquisition Corp. – Class A*	4,644
390	Fortress Value Acquisition Corp. III – Class A*	3,804
47	FS Development Corp. II*	468
474	Fusion Acquisition Corp. II – Class A*	4,603
705	GigCapital4, Inc.*	6,951
2,888	GigInternational1, Inc.*	28,505
1,438	Global Consumer Acquisition Corp.*	14,207
2,109	Globis Acquisition Corp.*	21,195
142	Golden Falcon Acquisition Corp. – Class A*	1,385
1,582	Goldenbridge Acquisition Ltd.*,8	15,693
661	Gores Holdings VII, Inc. – Class A*	6,465
255	Gores Metropoulos II, Inc. – Class A*	2,519
2,885	Graf Acquisition Corp. IV*	27,956
3,975	Greenrose Acquisition Corp.*	40,068
102	Healthcare Services Acquisition Corp. – Class A*	992
1,796	Hennessy Capital Investment Corp. V – Class A*	17,727
3,548	IG Acquisition Corp. – Class A*	34,735
265	InterPrivate II Acquisition Corp. – Class A*	2,592
295	InterPrivate III Financial Partners, Inc. – Class A*	2,922
2,192	Isleworth Healthcare Acquisition Corp.*	21,547
1,392	Isos Acquisition Corp. – Class A*,8	13,892
592	Jack Creek Investment Corp. – Class A*,8	5,772
2,848	Jaws Mustang Acquisition Corp. – Class A*,8	27,796
1,736	Kadem Sustainable Impact Corp. – Class A*	16,909
562	Kairos Acquisition Corp. – Class A*,8	5,435

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,069	Khosla Ventures Acquisition Co. III – Class A*	$10,476
1,160	Kingswood Acquisition Corp. – Class A*	11,704
682	KINS Technology Group, Inc. – Class A*	6,779
1,804	KKR Acquisition Holdings I Corp. – Class A*	17,589
478	KludeIn I Acquisition Corp. – Class A*	4,713
1,038	L&F Acquisition Corp. – Class A*,8	10,380
1,164	Lakeshore Acquisition I Corp. – Class A*,8	11,349
2,508	Levere Holdings Corp. – Class A*,8	24,478
1,868	Lionheart Acquisition Corp. II – Class A*	18,521
699	Live Oak Acquisition Corp. II – Class A*	6,976
255	Longview Acquisition Corp. II – Class A*	2,522
628	Malacca Straits Acquisition Co., Ltd. – Class A*,8	6,242
2,862	Maquia Capital Acquisition Corp. – Class A*	28,620
237	MCAP Acquisition Corp. – Class A*	2,339
950	MDH Acquisition Corp. – Class A*	9,357
474	Medicus Sciences Acquisition Corp. – Class A*,8	4,622
4,094	Merida Merger Corp. I*,1	40,899
2,530	Model Performance Acquisition Corp. – Class A*,8	25,249
1,420	Montes Archimedes Acquisition Corp. – Class A*	14,200
284	Moringa Acquisition Corp. – Class A*,8	2,755
1,937	Mountain Crest Acquisition Corp. II*	19,312
2,885	Mountain Crest Acquisition Corp. III*	28,302
2,728	Natural Order Acquisition Corp.*	26,762
9	New Vista Acquisition Corp. – Class A*,8	88
2,670	Newbury Street Acquisition Corp.*	25,952
1,720	NextGen Acquisition Corp. II – Class A*,8	17,045
711	Noble Rock Acquisition Corp. – Class A*,8	6,904
2,282	Nocturne Acquisition Corp.*,8	22,797
2,885	OceanTech Acquisitions I Corp. – Class A*	28,504
1,158	Omnichannel Acquisition Corp. – Class A*	11,464
2,500	Orion Biotech Opportunities Corp. – Class A*,8	24,150
2,876	Osiris Acquisition Corp. – Class A*	28,242
1,936	OTR Acquisition Corp. – Class A*	19,476
564	Periphas Capital Partnering Corp. – Class A*	13,731
3,382	Petra Acquisition, Inc.*	34,091
5	Pivotal Investment Corp. III – Class A*	49
720	Post Holdings Partnering Corp. – Class A*	6,941
375	Priveterra Acquisition Corp. – Class A*	3,656
470	Progress Acquisition Corp. – Class A*	4,611
3,276	Property Solutions Acquisition Corp. II – Class A*	31,777
696	PropTech Investment Corp. II – Class A*	6,821
1,774	Recharge Acquisition Corp. – Class A*	17,509
1,125	RedBall Acquisition Corp. – Class A*,8	11,070
1,023	Sandbridge X2 Corp. – Class A*	9,933
464	Science 37 Holidings, Inc.*	4,640
351	ScION Tech Growth I – Class A*,8	3,415
2,424	ScION Tech Growth II – Class A*,8	23,634
2,884	Senior Connect Acquisition Corp. I – Class A*	28,177
2,078	Seven Oaks Acquisition Corp. – Class A*	20,635
372	Silver Spike Acquisition Corp. II – Class A*,8	3,646

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
1,206	Spartan Acquisition Corp. III – Class A*	$11,915
3,666	Sports Entertainment Acquisition Corp. – Class A*	36,733
710	SportsTek Acquisition Corp. – Class A*	6,923
14	SVF Investment Corp. 2*,8	137
2,181	SVF Investment Corp. 3 – Class A*,8	21,439
186	Tailwind International Acquisition Corp. – Class A*,8	1,804
1,896	Tastemaker Acquisition Corp. – Class A*	18,695
1,722	Tech and Energy Transition Corp. – Class A*	16,824
1,418	Tekkorp Digital Acquisition Corp. – Class A*,8	13,925
2,463	Thayer Ventures Acquisition Corp. – Class A*	24,901
2,175	Thimble Point Acquisition Corp. – Class A*	21,619
1,623	Trebia Acquisition Corp. – Class A*,8	16,084
2,002	Tuscan Holdings Corp. II*,1	20,240
378	Twelve Seas Investment Co.*	3,672
45	USHG Acquisition Corp. – Class A*	437
1,990	Ventoux CCM Acquisition Corp.*	19,880
940	Venus Acquisition Corp.*,8	9,438
1,475	Vistas Media Acquisition Co., Inc. – Class A*	14,868
1,805	Viveon Health Acquisition Corp.*	18,032
1,418	Yellowstone Acquisition Co. – Class A*	14,393
2,638	Yunhong International – Class A*,8	27,092
968	Zanite Acquisition Corp. – Class A*	9,786
		2,240,291
	TOTAL COMMON STOCKS (Cost $2,947,247)	2,937,621
Principal Amount
	CORPORATE BONDS – 0.1%
	FINANCIALS – 0.1%
$81,190	BlackRock Capital Investment Corp. 5.000%, 6/15/202210	82,305
170,000	PennantPark Floating Rate Capital Ltd. 4.250%, 4/1/20262	171,605
		253,910
	TOTAL CORPORATE BONDS (Cost $246,262)	253,910
Number of Shares
	EXCHANGE-TRADED DEBT SECURITIES – 0.2%
	FINANCIALS – 0.2%
	First Eagle Alternative Capital BDC, Inc.
3,968	6.125%, 10/30/20232	99,756
3,490	5.000%, 5/25/20262	88,122
2,423	Oxford Square Capital Corp. 6.500%, 3/30/20241,2	61,326
1,728	PennantPark Investment Corp. 5.500%, 10/15/20242	43,770
786	WhiteHorse Finance, Inc. 6.500%, 11/30/20251,2	19,831

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED DEBT SECURITIES (Continued)
2,134	XAI Octagon Floating Rate Alternative Income Term Trust 6.500%, 3/31/20262	$56,327
		369,132
	TOTAL EXCHANGE-TRADED DEBT SECURITIES (Cost $364,006)	369,132
	MUTUAL FUNDS – 5.5%
801,434	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	10,210,272
	TOTAL MUTUAL FUNDS (Cost $9,381,595)	10,210,272
	PRIVATE INVESTMENT FUNDS – 21.7%
354,585	Bailard Real Estate Investment Trust	10,148,218
N/A	DSC Meridian Credit Opportunities Onshore Fund LP	5,140,017
N/A	Hudson Bay Fund LP	4,684,991
N/A	Linden Investors LP	4,843,981
N/A	Pender Capital Asset Based Lending Fund I, L.P.	5,355,602
3,847	ShoreBridge Point72 Select, LLC	5,186,762
N/A	Walleye Opportunities Fund LP	5,104,848
N/A	Whitebox Asymmetric Opportunities Fund, LP	38,152
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $36,129,187)	40,502,571
	RIGHTS – 0.0%
2,247	Agba Acquisition Ltd., Expiration Date: November 16, 2021*,8	566
3	Angel Oak Financial Strategies Income Term Trust – Class R, Expiration Date: October 14, 2021*	1
2,120	Benessere Capital Acquisition Corp., Expiration Date: January 4, 2022*	661
2,874	Blue Safari Group Acquisition Corp., Expiration Date: December 8, 2023*,8	1,006
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	247
1,299	Brilliant Acquisition Corp., Expiration Date: March 20, 2022*,8	481
2,245	East Stone Acquisition Corp., Expiration Date: November 3, 2021*,8	943
923	Edoc Acquisition Corp., Expiration Date: May 9, 2022*,8	351
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 27, 2025*,8	527
100	High Income Securities Fund, Expiration Date: October 22, 2021*,6	—
1	Mexico Equity and Income Fund, Inc., Expiration Date: October 1, 2021*,6	—
2,530	Model Performance Acquisition Corp., Expiration Date: October 6, 2022*,8	1,063
1,937	Mountain Crest Acquisition Corp. II, Expiration Date: April 6, 2022*	1,452
2,885	Mountain Crest Acquisition Corp. III, Expiration Date: November 26, 2021*	1,299
2,282	Nocturne Acquisition Corp., Expiration Date: September 29, 2022*,8	958
1,990	Ventoux CCM Acquisition Corp., Expiration Date: June 23, 2022*	348
940	Venus Acquisition Corp., Expiration Date: November 7, 2022*,8	437
1,805	Viveon Health Acquisition Corp., Expiration Date: February 17, 2022*	325
2,638	Yunhong International, Expiration Date: November 3, 2021*,8	528
	TOTAL RIGHTS (Cost $0)	11,193

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS – 0.1%
	SPECIFIED PURPOSE ACQUISITIONS – 0.1%
1	7GC & Co. Holdings, Inc.*	$10
2,993	Archimedes Tech SPAC Partners Co.*	29,780
2	Austerlitz Acquisition Corp. II*,8	20
1	B Riley Principal 150 Merger Corp.*	10
143	B Riley Principal 250 Merger Corp.*	1,413
2	Big Sky Growth Partners, Inc.*	20
1	Build Acquisition Corp.*	10
3	CC Neuberger Principal Holdings III*,8	30
1	CF Acquisition Corp. VI*	10
4	Churchill Capital Corp. VI*	40
1	Churchill Capital Corp. VII*	10
1	Colombier Acquisition Corp.*	10
2,805	Corner Growth Acquisition Corp. 2*,8	28,246
2,151	Data Knights Acquisition Corp.*	22,349
1	DHC Acquisition Corp.*,8	10
2,913	DILA Capital Acquisition Corp.*	29,829
3	FAST Acquisition Corp. II*	30
1	Flame Acquisition Corp.*	10
5	Fortress Value Acquisition Corp. III*	50
2	Fusion Acquisition Corp. II*	19
1,457	G Squared Ascend II, Inc.*,8	14,643
253	Glass Houses Acquisition Corp.*	2,512
2,532	Global SPAC Partners Co.*,8	25,295
2,932	Golden Path Acquisition Corp.*,8	30,786
1	Graf Acquisition Corp. IV*	10
3	InterPrivate II Acquisition Corp.*	29
1	Jaws Mustang Acquisition Corp.*,8	10
1	Kadem Sustainable Impact Corp.*	10
1	Kairos Acquisition Corp.*,8	10
2	Levere Holdings Corp.*,8	20
2	Noble Rock Acquisition Corp.*,8	20
4	Orion Biotech Opportunities Corp.*,8	39
3	Periphas Capital Partnering Corp.*	74
4	Pivotal Investment Corp. III*	39
1	Priveterra Acquisition Corp.*	10
2	Property Solutions Acquisition Corp. II*	20
1	Sandbridge X2 Corp.*	10
1	ScION Tech Growth I*,8	10
2,738	SPK Acquisition Corp.*	27,380
1	Tailwind International Acquisition Corp.*,8	10
2	Twelve Seas Investment Co. II*	20
2	USHG Acquisition Corp.*	20
		212,883
	TOTAL UNITS (Cost $209,716)	212,883

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS – 0.0%
68	7GC & Co. Holdings, Inc., Expiration Date: December 31, 2026*	$37
574	Accelerate Acquisition Corp., Expiration Date: December 31, 2027*	539
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,8	713
6	Advanced Merger Partners, Inc., Expiration Date: June 30, 2026*	5
889	AF Acquisition Corp., Expiration Date: March 31, 2028*	471
15	African Gold Acquisition Corp., Expiration Date: March 13, 2028*,8	7
2,247	Agba Acquisition Ltd., Expiration Date: May 10, 2024*,8	449
4,087	AgileThought, Inc., Expiration Date: August 23, 2026*	4,210
1,405	Airspan Networks Holdings, Inc., Expiration Date: November 1, 2026*	1,052
1,287	Aldel Financial, Inc., Expiration Date: December 31, 2027*	2,600
46	Altitude Acquisition Corp., Expiration Date: November 30, 2027*	29
862	American Acquisition Opportunity, Inc., Expiration Date: May 28, 2026*	483
511	Americas Technology Acquisition Corp., Expiration Date: December 31, 2027*,8	252
1,163	Apollo Strategic Growth Capital, Expiration Date: October 29, 2027*,8	948
902	Aries I Acquisition Corp., Expiration Date: May 7, 2023*,8	497
479	Artisan Acquisition Corp., Expiration Date: December 31, 2028*,8	546
284	Astrea Acquisition Corp., Expiration Date: January 13, 2026*	221
1,430	Athlon Acquisition Corp., Expiration Date: March 5, 2026*	1,001
1,912	Atlantic Avenue Acquisition Corp., Expiration Date: October 6, 2027*	1,282
59	Atlas Crest Investment Corp. II, Expiration Date: February 28, 2026*	50
704	Austerlitz Acquisition Corp. I, Expiration Date: February 19, 2026*,8	1,190
733	Austerlitz Acquisition Corp. II, Expiration Date: December 31, 2027*,8	770
23	B Riley Principal 150 Merger Corp., Expiration Date: March 1, 2028*	18
1,590	Benessere Capital Acquisition Corp., Expiration Date: December 31, 2027*	700
1,658	Better World Acquisition Corp., Expiration Date: November 15, 2027*	1,044
364	Big Sky Growth Partners, Inc., Expiration Date: February 26, 2023*	291
130	BiomX, Inc., Expiration Date: October 28, 2024*	43
1,417	Biotech Acquisition Co., Expiration Date: November 30, 2027*,8	935
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	628
389	Brilliant Acquisition Corp., Expiration Date: December 31, 2025*,8	156
574	Build Acquisition Corp., Expiration Date: April 29, 2023*	373
2,030	Bull Horn Holdings Corp., Expiration Date: October 31, 2025*,8	526
725	Burgundy Technology Acquisition Corp., Expiration Date: October 5, 2025*,8	493
108	Capstar Special Purpose Acquisition Corp., Expiration Date: July 9, 2027*	94
117	CC Neuberger Principal Holdings III, Expiration Date: December 31, 2027*,8	117
45	CF Acquisition Corp. IV, Expiration Date: December 14, 2025*	39
23	CF Acquisition Corp. VI, Expiration Date: February 18, 2028*	18
430	CF Acquisition Corp. VIII, Expiration Date: December 31, 2027*	443
587	Churchill Capital Corp. VI, Expiration Date: December 31, 2027*	704
575	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	529
700	Cipher Mining, Inc., Expiration Date: October 22, 2025*	1,568
967	Clarus Therapeutics Holdings, Inc., Expiration Date: August 31, 2027*	725
3	Colicity, Inc., Expiration Date: December 31, 2027*	2

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
815	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	$456
321	Concord Acquisition Corp., Expiration Date: November 28, 2025*	568
405	Corazon Capital V838 Monoceros Corp., Expiration Date: December 31, 2028*,8	308
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,8	99
856	DD3 Acquisition Corp. II, Expiration Date: December 10, 2027*	1,027
1,228	Delwinds Insurance Acquisition Corp., Expiration Date: August 1, 2027*	798
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,8	208
534	Dune Acquisition Corp., Expiration Date: October 29, 2027*	347
789	East Resources Acquisition Co., Expiration Date: July 1, 2027*	505
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	510
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,8	221
351	Edtechx Holdings Acquisition Corp., Expiration Date: June 15, 2027*	183
1,187	Ensysce Biosciences, Inc., Expiration Date: February 1, 2026*	404
470	Eucrates Biomedical Acquisition Corp., Expiration Date: December 14, 2025*,8	338
703	Far Peak Acquisition Corp., Expiration Date: December 7, 2025*,8	1,216
428	FAST Acquisition Corp. II, Expiration Date: March 16, 2026*	389
31	Fintech Evolution Acquisition Group, Expiration Date: March 31, 2028*,8	21
118	Flame Acquisition Corp., Expiration Date: December 31, 2028*	71
157	Foresight Acquisition Corp., Expiration Date: January 31, 2027*	138
78	Fortress Value Acquisition Corp. III, Expiration Date: December 31, 2027*	62
158	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	103
235	GigCapital4, Inc., Expiration Date: December 31, 2028*	247
1,444	GigInternational1, Inc., Expiration Date: December 31, 2028*	1,213
565	Ginkgo Bioworks Holdings, Inc., Expiration Date: December 31, 2027*	1,915
719	Global Consumer Acquisition Corp., Expiration Date: December 31, 2027*	338
1,266	Global SPAC Partners Co., Expiration Date: November 30, 2027*,8	582
2,109	Globis Acquisition Corp., Expiration Date: November 1, 2025*	1,329
71	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	44
1,582	Goldenbridge Acquisition Ltd., Expiration Date: October 28, 2025*,8	380
51	Gores Metropoulos II, Inc., Expiration Date: January 31, 2028*	87
577	Graf Acquisition Corp. IV, Expiration Date: May 31, 2028*	669
3,975	Greenrose Acquisition Corp., Expiration Date: May 11, 2024*	2,345
51	Healthcare Services Acquisition Corp., Expiration Date: December 31, 2027*	34
449	Hennessy Capital Investment Corp. V, Expiration Date: January 11, 2026*	561
1,774	IG Acquisition Corp., Expiration Date: October 5, 2027*	1,455
53	InterPrivate II Acquisition Corp., Expiration Date: December 31, 2028*	52
59	InterPrivate III Financial Partners, Inc., Expiration Date: December 31, 2027*	76
1,096	Isleworth Healthcare Acquisition Corp., Expiration Date: August 2, 2027*	603
464	Isos Acquisition Corp., Expiration Date: March 1, 2026*,8	640

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
296	Jack Creek Investment Corp., Expiration Date: December 31, 2027*,8	$181
1,245	Jasper Therapeutics, Inc., Expiration Date: December 1, 2026*	1,843
712	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,8	819
868	Kadem Sustainable Impact Corp., Expiration Date: March 16, 2026*	434
281	Kairos Acquisition Corp., Expiration Date: December 31, 2027*,8	166
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	417
341	KINS Technology Group, Inc., Expiration Date: December 31, 2025*	222
451	KKR Acquisition Holdings I Corp., Expiration Date: December 31, 2027*	433
239	KludeIn I Acquisition Corp., Expiration Date: July 8, 2027*	155
519	L&F Acquisition Corp., Expiration Date: May 23, 2027*,8	309
873	Lakeshore Acquisition I Corp., Expiration Date: April 30, 2028*,8	441
836	Levere Holdings Corp., Expiration Date: December 31, 2028*,8	719
934	Lionheart Acquisition Corp. II, Expiration Date: February 14, 2026*	868
233	Live Oak Acquisition Corp. II, Expiration Date: December 7, 2025*	443
51	Longview Acquisition Corp. II, Expiration Date: May 10, 2026*	66
314	Malacca Straits Acquisition Co., Ltd., Expiration Date: June 30, 2027*,8	126
1,431	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	787
79	MCAP Acquisition Corp., Expiration Date: December 31, 2027*	86
475	MDH Acquisition Corp., Expiration Date: February 2, 2028*	261
52	Medicus Sciences Acquisition Corp., Expiration Date: December 31, 2027*,8	37
2,047	Merida Merger Corp. I, Expiration Date: November 7, 2026*	2,415
1,265	Model Performance Acquisition Corp., Expiration Date: April 29, 2026*,8	591
710	Montes Archimedes Acquisition Corp., Expiration Date: December 31, 2025*	1,058
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,8	85
1,894	Natural Order Acquisition Corp., Expiration Date: September 15, 2025*	966
3	New Vista Acquisition Corp., Expiration Date: December 31, 2027*,8	2
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	654
344	NextGen Acquisition Corp. II, Expiration Date: March 31, 2027*,8	578
237	Noble Rock Acquisition Corp., Expiration Date: December 31, 2027*,8	161
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	1,269
579	Omnichannel Acquisition Corp., Expiration Date: December 30, 2027*	486
1,553	OppFi, Inc., Expiration Date: August 31, 2027*	2,392
500	Orion Biotech Opportunities Corp., Expiration Date: December 31, 2027*,8	425
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	706
968	OTR Acquisition Corp., Expiration Date: December 31, 2025*	532
141	Periphas Capital Partnering Corp., Expiration Date: December 10, 2028*	212
3,382	Petra Acquisition, Inc., Expiration Date: May 25, 2027*	2,063
1	Pivotal Investment Corp. III, Expiration Date: December 31, 2027*	1
240	Post Holdings Partnering Corp., Expiration Date: February 9, 2023*	216
125	Priveterra Acquisition Corp., Expiration Date: December 31, 2027*	69

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,990	Procaps Group S.A., Expiration Date: December 31, 2026*,8	$2,149
235	Progress Acquisition Corp., Expiration Date: December 31, 2027*	130
819	Property Solutions Acquisition Corp. II, Expiration Date: March 1, 2026*	558
232	PropTech Investment Corp. II, Expiration Date: December 31, 2027*	197
887	Recharge Acquisition Corp., Expiration Date: October 5, 2027*	568
375	RedBall Acquisition Corp., Expiration Date: August 17, 2022*,8	302
610	Redwire Corp., Expiration Date: May 27, 2027*	1,330
1,662	Renovacor, Inc., Expiration Date: March 5, 2025*	937
169	Reservoir Media, Inc., Expiration Date: August 26, 2026*	335
341	Sandbridge X2 Corp., Expiration Date: December 31, 2027*	240
117	ScION Tech Growth I, Expiration Date: November 1, 2025*,8	90
808	ScION Tech Growth II, Expiration Date: January 28, 2026*,8	525
1,442	Senior Connect Acquisition Corp. I, Expiration Date: December 31, 2027*	1,024
1,039	Seven Oaks Acquisition Corp., Expiration Date: December 22, 2025*	821
3,118	Shapeways Holdings, Inc., Expiration Date: October 30, 2026*	3,087
93	Silver Spike Acquisition Corp. II, Expiration Date: February 26, 2026*,8	101
1,833	Sports Entertainment Acquisition Corp., Expiration Date: October 30, 2025*	4,344
355	SportsTek Acquisition Corp., Expiration Date: December 31, 2027*	320
62	Tailwind International Acquisition Corp., Expiration Date: March 1, 2028*,8	38
948	Tastemaker Acquisition Corp., Expiration Date: December 31, 2025*	616
574	Tech and Energy Transition Corp., Expiration Date: December 31, 2027*	373
709	Tekkorp Digital Acquisition Corp., Expiration Date: October 26, 2027*,8	631
527	Thayer Ventures Acquisition Corp., Expiration Date: January 1, 2030*	606
725	Thimble Point Acquisition Corp., Expiration Date: February 4, 2026*	689
452	TMC the metals Co., Inc., Expiration Date: June 26, 2025*,8	434
1,001	Tuscan Holdings Corp. II, Expiration Date: July 16, 2025*	671
126	Twelve Seas Investment Co., Expiration Date: March 2, 2028*	83
15	USHG Acquisition Corp., Expiration Date: December 31, 2028*	13
1,843	Valens Semiconductor Ltd., Expiration Date: September 30, 2026*,8	1,161
1,990	Ventoux CCM Acquisition Corp., Expiration Date: September 30, 2025*	477
940	Venus Acquisition Corp., Expiration Date: December 31, 2027*,8	310
1,475	Vistas Media Acquisition Co., Inc., Expiration Date: August 1, 2026*	1,031
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	451
709	Yellowstone Acquisition Co., Expiration Date: October 21, 2025*	659
1,319	Yunhong International, Expiration Date: January 31, 2027*,8	208
484	Zanite Acquisition Corp, Expiration Date: October 8, 2025*	407
	TOTAL WARRANTS (Cost $0)	96,950

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 8.9%
16,598,164	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 0.026%11	$16,598,164
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,598,164)	16,598,164
	TOTAL INVESTMENTS – 100.2% (Cost $173,783,667)	186,919,508
	Liabilities in Excess of Other Assets – (0.2)%	(409,053)
	TOTAL NET ASSETS – 100.0%	$186,510,455
	SECURITIES SOLD SHORT – (0.7)%
	COMMON STOCKS – (0.1)%
	COMMERCIAL SERVICES-FINANCE – 0.0%
(94)	S&P Global, Inc.	(39,940)
	ELECTRONIC COMPONENTS-SEMICONDUCTOR – (0.1)%
(659)	Advanced Micro Devices, Inc.*	(67,811)
	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 0.0%
(825)	Apollo Global Management, Inc.	(50,812)
	REITS-SHOPPING CENTERS – 0.0%
(1,910)	Kimco Realty Corp. – REIT	(39,632)
	TOTAL COMMON STOCKS (Proceeds $179,029)	(198,195)
	EXCHANGE-TRADED FUNDS – (0.6)%
(850)	iShares Russell 1000 Growth	(232,934)
(1,984)	SPDR S&P 500 ETF Trust	(851,414)
(678)	SPDR S&P Oil & Gas Exploration & Production	(65,576)
	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $1,127,506)	(1,149,924)
	TOTAL SECURITIES SOLD SHORT (Proceeds $1,306,535)	$(1,348,119)

ETF – Exchange-Traded Fund
LLC – Limited Liability Company
LP – Limited Partnership
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
* Non-income producing security.
1 All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $1,543,974, which represents 0.83% of total net assets of the Fund.
2 Callable.
3 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $23,440,697, which represents 12.57% of total net assets of the Fund.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2021 (Unaudited)

5 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 Level 3 securities fair valued under procedures established by the Board of Trustees, represents 8.55% of Net Assets. The total value of these securities is $15,938,391.
7 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
8 Foreign security denominated in U.S. Dollars.
9 Amount represents less than 0.5 shares.
10 Convertible security.
11 The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
September 30, 2021 (Unaudited)

Securities With Restrictions On Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trusta	Quarterly	30 Days	$9,900,000	$10,148,218	1/1/2019
Conversus StepStone Private Markets	Quarterly	90 Days	9,000,000	10,182,135	4/1/2021
DSC Meridian Credit Opportunities Onshore Fund LPa	Quarterlyb	65 Days	4,200,000	5,140,017	10/1/2018
Hudson Bay Fund LPa	Quarterlyb	65 Days	4,500,000	4,684,991	4/1/2021
Linden Investors LPa	Quarterlyc	65 Days	3,700,000	4,843,981	10/1/2018
Pender Capital Asset Based Lending Fund I, L.P.a	Quarterly	90 Days	5,355,602	5,355,602	8/16/2019
Pomona Investment Fund	Quarterly	75 Days	9,735,511	14,611,641	10/1/2018
ShoreBridge Point72 Select, LLCa	Quarterlyb	55 Days	4,450,000	5,186,762	5/1/2019
Walleye Opportunities Fund LPa	Monthlyc	30 Days	3,925,000	5,104,848	12/1/2018
Whitebox Asymmentric Opportunities Fund, LPa	Quarterlyc	60 Days	98,585	38,152	10/1/2018
Totals			$54,864,698	$65,296,347

a Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
b The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.
c The Private Investment Fund can institute a gate provision on redemptions at the fund level of 20 – 25% of the fair value of the investment in the Private Investment Fund.
See accompanying Notes to Schedule of Investments.

First Trust Alternative Opportunities Fund
SCHEDULE OF INVESTMENTS — Continued
September 30, 2021 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sale Contracts	Counterparty	Currency Exchange	Currency Amount Sold	Value At Settlement Date	Value At September 30, 2021	Unrealized Appreciation (Depreciation)
Euro	BNP	EUR per USD	(3,224,000)	$(3,907,848)	$(3,805,251)	$102,597
				(3,907,848)	(3,805,251)	102,597
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(3,907,848)	$(3,805,251)	$102,597
EUR – Euro
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
SUMMARY OF INVESTMENTS*
As of September 30, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	14.6%
Bank Loans	6.9%
Closed-End Funds	38.5%
Collateralized Mortgage Obligations	2.1%
Common Stocks
Specified Purpose Acquisitions	1.2%
Investment Companies	0.2%
Applications Software	0.1%
Electronic Components-Semiconductor	0.1%
Aerospace/Defense-Equipment	0.0%
Commercial Services-Finance	0.0%
Electric-Integrated	0.0%
Food-Confectioner	0.0%
Life/Health Insurance	0.0%
Medical Information Systems	0.0%
Medical Labs & Testing Services	0.0%
Medical-HM	0.0%
REITS-Shopping Centers	0.0%
Retail-Sporting Goods	0.0%
Total Common Stocks	1.6%
Corporate Bonds
Financials	0.1%
Total Corporate Bonds	0.1%
Exchange-Traded Debt Securities
Financials	0.2%
Mutual Funds	5.5%
Private Investment Funds	21.7%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.1%
Warrants	0.0%
Short-Term Investments	8.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Schedule of Investments for information on securities sold short.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2021 (Unaudited)

Assets:
Investments, at value (cost $173,783,667)	$186,919,508
Cash	21,220
Cash deposited with broker	1,599,412
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	102,597
Investment securities sold	85,485
Fund shares sold	335,555
Dividends and interest	592,564
Investments purchased in advance	2,000,000
Prepaid expenses	46,350
Total assets	191,702,691
Liabilities:
Securities sold short, at value (proceeds $1,306,535)	1,348,119
Foreign currency due to custodian, at value (proceeds $0)	168
Payables:
Investment securities purchased	63,317
Fund shares redeemed	3,627,111
Advisory fees	96,410
Distribution fees (Note 8)	2
Auditing fees	27,487
Dividends and interest on securities sold short	3,150
Accrued other expenses	26,472
Total liabilities	5,192,236
Net Assets	$186,510,455
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF ASSETS AND LIABILITIES — Continued
As of September 30, 2021 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$173,822,400
Total distributable earnings	12,688,055
Net Assets	$186,510,455
Maximum Offering Price per Share:
Class A Shares
Net assets applicable to shares outstanding	$1,024
Shares of common stock issued and outstanding	37
Net asset value per share	$27.68
Class I Shares
Net assets applicable to shares outstanding	$186,509,431
Shares of common stock issued and outstanding	6,721,038
Net asset value per share	$27.75
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2021 (Unaudited)

Investment Income:
Dividends	$1,477,732
Interest	2,436,810
Total investment income	3,914,542
Expenses:
Advisory fees	378,567
Distribution fees (Note 8)	2
Fund services expense	97,482
Interest expense (see Note 10)	85,988
Legal fees	61,798
Auditing fees	29,712
Dividends on securities sold short	18,942
Trustees’ fees and expenses	18,875
Shareholder reporting fees	17,225
Registration fees	17,176
Interest on securities sold short	14,825
Chief Compliance Officer fees	12,185
Insurance fees	4,356
Miscellaneous	1,003
Total expenses	758,136
Advisory fees waived/recouped and other expenses absorbed	80,513
Net expenses	838,649
Net investment income	3,075,893
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Warrants, Forward Contracts, and Foreign Currency
Net realized gain (loss) on:
Investments	1,035,733
Securities sold short	(21,947)
Foreign currency transactions	3,613
Net realized gain	1,017,399
Net change in unrealized appreciation/depreciation on:
Investments	5,940,409
Securities sold short	(38,417)
Forward contracts	102,597
Foreign currency translations	4
Net change in unrealized appreciation/depreciation	6,004,593
Net realized and unrealized gain on investments, securities sold short, warrants, forward contracts, and foreign currency.	7,021,992
Net Increase in Net Assets from Operations	$10,097,885
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,075,893	$4,329,750
Net realized gain (loss) on investments, securities sold short, warrants, and foreign currency	1,017,399	(268,589)
Net change in unrealized appreciation/depreciation on investments, securities sold short, warrants, forward contracts, and foreign currency	6,004,593	17,042,251
Net increase (decrease) in net assets resulting from operations	10,097,885	21,103,412
Distributions to Shareholders:
Distributions:
Class A	(4)	—
Class I	(3,678,096)	(5,502,728)
From return of capital
Class A	—	—
Class I	—	—
Total distributions to shareholders	(3,678,100)	(5,502,728)
Capital Transactions:
Net proceeds from shares sold:
Class A	1,000	—
Class I	65,523,206	52,444,571
Reinvestment of distributions:
Class A	4	—
Class I	732,889	1,014,971
Cost of shares redeemed:
Class A	—	—
Class I	(7,566,034)	(11,229,077)
Net increase in net assets from capital transactions	58,691,065	42,230,465
Total increase in net assets	65,110,850	57,831,149
Net Assets:
Beginning of period	121,399,605	63,568,456
End of period	$186,510,455	$121,399,605
Capital Share Transactions:
Shares sold:
Class A	36	—
Class I	2,409,522	2,100,333
Shares reinvested:
Class A	1	—
Class I	27,057	41,251
Shares redeemed:
Class A	—	—
Class I	(275,313)	(441,858)
Net increase in capital share transactions	2,161,303	1,699,726
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2021 (Unaudited)

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$10,097,885
Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term portfolio investments	(62,068,230)
Sales of long-term portfolio investments	9,770,517
Proceeds from securities sold short	2,020,996
Cover short securities	(2,145,133)
Purchases of short-term investments, net	(7,068,637)
Return of capital dividends received	657,417
Increase in cash deposited with broker for securities sold short	(13,148)
Increase in dividends and interest receivable	(28,051)
Decrease in Investments purchased in advance	500,000
Decrease in prepaid expenses	80,191
Increase in foreign currency due to custodian	168
Increase in advisory fees	38,982
Increase in dividends and interest on securities sold short	1,359
Increase in distribution fees	2
Decrease in accrued expenses	(13,801)
Net amortization on investments	(85,285)
Net realized gain	(1,049,311)
Net change in unrealized appreciation/depreciation	(6,004,589)
Net cash used for operating activities	(55,308,668)
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	65,576,721
Cost of shares redeemed	(7,303,978)
Dividends paid to shareholders, net of reinvestments	(2,945,207)
Net cash provided by financing activities	55,327,536
Net increase in cash	18,868
Cash:
Beginning of period	2,352
End of period	$21,220
Non-cash financing activities not included herein consist of $732,893 of reinvested dividends.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.
For The Period August 3, 2021* Through September 30, 2021
Net asset value, beginning of period	$27.29
Income from Investment Operations:
Net investment income1	0.05
Net realized and unrealized gain (loss) on investments	0.46
Total from investment operations	0.51
Less Distributions:
From net investment income	(0.12)
From net realized gains	—
Total distributions	(0.12)
Redemption fee proceeds1	—
Net asset value, end of period	$27.68
Total return	2.37%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1
Ratio of expenses to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived4,5	1.62%3
After fees waived4,5	1.62%3
Ratio of net investment income to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived	0.81%3
After fees waived	0.81%3
Portfolio turnover rate	9%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended September 30, 2021.
5 If excise tax and interest expense had been excluded, the expense ratios would have been lowered by 0.0%, for the six months ended September 30, 2021.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2021 (Unaudited)	For the Year Ended March 31,			For The Period June 12, 2017* Through March 31, 2018
		2021	2020	2019
Net asset value, beginning of period	$26.62	$22.23	$25.14	$24.77	$25.00
Income from Investment Operations:
Net investment income1	0.55	1.19	1.01	0.86	0.08
Net realized and unrealized gain (loss) on investments	1.26	4.73	(2.96)	(0.06)	(0.20)
Total from investment operations	1.81	5.92	(1.95)	0.80	(0.12)
Less Distributions:
From net investment income	(0.68)	(1.41)	(0.88)	(0.28)	(0.05)
From net realized gains	—	(0.12)	(0.06)	(0.15)	(0.06)
From return of capital	—	—	(0.02)	—	—
Total distributions	(0.68)	(1.53)	(0.96)	(0.43)	(0.11)
Redemption fee proceeds1	—	—	—	—	—
Net asset value, end of period	$27.75	$26.62	$22.23	$25.14	$24.77
Total return	6.89%2	22.75%	(4.89)%	3.28%	(0.50)%2
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$186,509	$121,400	$63,568	$17,196	$12,595
Ratio of expenses to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived/recouped4,5	1.00%3	1.12%	1.36%	5.28%	6.89%3
After fees waived/recouped4,5	1.11%3	1.08%	1.05%	2.35%	2.45%3
Ratio of net investment income to average net assets:
(including dividends, interest on securities sold short, excise tax, and interest expense)
Before fees waived/recouped	4.17%3	4.78%	3.66%	0.49%	(4.05)%3
After fees waived/recouped	4.06%3	4.82%	3.97%	3.42%	0.39%3
Portfolio turnover rate	9%2	43%	48%	374%	264%2

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Not annualized.
3 Annualized.
4 If dividends and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the six months ended September 30, 2021, 0.07%, 0.10%, 0.43%, and 0.50% for the years ended March 31, 2021, 2020 and 2019, and period ended March 31, 2018 respectively.
5 If excise tax and interest expense had been excluded, the expense ratios would have been lowered by 0.11% for the six months ended September 30, 2021 and 0.06%, for the year ended March 31, 2021, respectively.
See accompanying Notes to Financial Statements.

First Trust Alternative Opportunities Fund
Notes to Financial Statements
September 30, 2021 (Unaudited)

Note 1 — Organization
First Trust Alternative Opportunities Fund (the “Fund”) (formerly known as The Relative Value Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Agreement and Declaration of Trust dated November 23, 2016 (the “Declaration of Trust”). First Trust Capital Management L.P. (formerly known as Vivaldi Asset Management, LLC) serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in two separate share classes: Class A Shares (formerly known as “Advisor Class Shares”) and Class I Shares (formerly known as “CIA Class Shares”).
The investment objective of the Fund is to seek to achieve long-term capital appreciation by pursuing positive absolute returns across market cycles. A fund seeking positive “absolute return” aims to earn a positive total return over a reasonable period of time regard less of market conditions or general market direction. In pursuing its objective, the Fund seeks to generate attractive long-term returns with low sensitivity to traditional equity and fixed income indices. The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated among the Investment Manager and one or more sub-advisers, in percentages determined at the discretion of the Investment Manager. In pursuing the Fund’s strategies, the Investment Manager and sub-advisers may invest directly in individual securities or through closed-end and open-end registered investment companies, private investment funds and other investment vehicles that invest or trade in a wide range of investments.
The Fund commenced the public offering of the Class I Shares in June 2017 and has publicly offered Class I Shares in a continuous offering since that time. Class A Shares have been publicly offered since August 2021. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
The Fund’s Valuation Committee oversees the valuation of the Fund’s investments on behalf of the Fund. The Board of Trustees of the Fund (the “Board”) has approved valuation procedures for the

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

Fund (the “Valuation Procedures”). Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Investment Manager or a Sub-Adviser (as defined in Note 3) not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers, in accordance with the Valuation Procedures. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more for which accurate market quotations are readily available will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are not readily available or are believed by the Investment Manager or a Sub-Adviser not to reflect market value will be valued based upon broker-supplied quotations in accordance with the Valuation Procedures, provided that if such quotations are unavailable or are believed by the Investment Manager or a Sub-Adviser not to reflect market value, such fixed-income securities will be valued at fair value in accordance with the Valuation Procedures, which may include the utilization of valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Investment Manager or a Sub-Adviser at amortized cost, which the Board has determined to approximate fair value. All other instruments held by the Fund will be valued in accordance with the Valuation Procedures.
If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Investment Manager or a Sub-Adviser not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.
The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gains or losses from investments and foreign currency.
Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.
(c) Short Sales
Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short, a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan, which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and/or will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account as required by each respective broker-dealer. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.
(d) Options
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

the premium received or paid by the Fund is recorded as an asset or a liability and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.
(e) Exchange Traded Funds
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these incurred expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other funds that invest directly in securities.
Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.
(f) Closed-end Funds (“CEFs”)
The Fund may invest in shares of CEFs. A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares are listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(g) Private Investment Funds
The Fund may also invest in private investment funds (i.e., investment funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act) that invest or trade in a wide range of securities. When the Fund invests in securities issued by private investment funds, it will bear its pro rata portion of the private funds’ expenses. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A private investment fund in which the Fund invests has its own investment risks, and those risks can affect the value of the private investment fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of a private investment fund will be achieved. A private investment fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such private investment fund at a time that is unfavorable to the Fund. In addition, one private investment fund may buy the same securities that another private investment fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

(h) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.
(i) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable withholding taxes on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(j) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2018 to December 31, 2021, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(k) Distributions to Shareholders
The Fund makes monthly distributions to its shareholders equal to 5% annually of the Fund’s net asset value per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time. The amount and timing of distributions are determined in accordance with

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and the difference will generally be a tax-free return of capital from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.
Note 3 — Investment Advisory and Other Agreements
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Investment Manager. Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Investment Manager at the annual rate of 0.50% of the Fund’s average daily net assets. Prior to March 9, 2019, the Fund paid a monthly investment advisory fee to the Investment Manager at the annual rate of 1.50% of the Fund’s average daily net assets. The Investment Manager has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation) do not exceed 1.95% and 0.95% of the Fund’s average daily net assets for Class A and Class I Shares, respectively until August 1, 2022. This agreement to waive fees and/or pay for operating expenses may be terminated before that date by the Fund or the Investment Manager upon 30 days’ written notice. Prior to March 9, 2019, the Investment Manager had agreed to limit the total expenses of the Fund to 1.95% of the Fund’s average daily net assets for the Class I Shares.
The Fund uses a “multi-manager” approach whereby the Fund’s assets are allocated amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager. Currently, the Investment Manager has engaged RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC, (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to manage certain assets of the Fund and pays the Sub-Advisers from its advisory fees. Pursuant to separate sub-advisory agreements, the Investment Manager (and not the Fund) has agreed to pay RiverNorth Capital Management, LLC and Angel Oak Capital Advisors, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 0.80%, of their portion of the Fund’s average daily net assets for the services they provide. Prior to April 1, 2020, the Investment Manager had agreed to pay RiverNorth Capital Management, LLC a sub-advisory fee payable on a monthly basis at the annual rate of 1.00%.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

For the six months ended September 30, 2021, the Investment Manager recouped its fees and other expenses totaling $80,513. For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. At September 30, 2021, the amount of these potentially recoverable expenses was $441,565. The Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2022	$272,425
2023	$134,973
2024	$34,167
Total	$441,565
Foreside Fund Services, LLC served as the Fund’s distributor for the six months ended September 30, 2021; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.
A trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2021, the Fund’s allocated fees incurred for trustees are reported on the Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September, 2021 are reported on the Statement of Operations.
Note 4 — Federal Income Taxes
At September 30, 2021, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$172,578,625
Gross unrealized appreciation	$14,553,682
Gross unrealized depreciation	(1,560,918)
Net unrealized appreciation on investments	$12,922,764
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income (loss) and accumulated realized gain (loss) as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings
$157,236	$(157,236)

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

As of March 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$157,197
Undistributed long-term capital gains	—
Tax accumulated earnings	157,197
Accumulated capital and other losses	(851,917)
Unrealized appreciation on investments	6,122,023
Total accumulated earnings	$5,427,303
The tax character of distributions paid during the year ended December 31, 2020 and December 31, 2019 were as follows:
Distribution paid from:	2020	2019
Ordinary income	$4,728,467	$1,273,602
Net long-term capital gains	436,271	—
Total taxable distributions	$5,164,738	$1,273,602
As of March 31, 2021, the Fund had $281,474 of short-term and $570,443 of long-term net capital loss carryovers.
Note 5 — Investment Transactions
For the six months ended September 30, 2021, purchases and sales of investments, excluding short-term investments, were $61,757,022 and $9,850,972, respectively. Proceeds from securities sold short and cover short securities were $2,020,996 and $2,145,133, respectively, for the same period.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. In each repurchase offer, the Fund may offer to repurchase its shares at their net asset value as determined as of approximately March 31, June 30, September 30 and December 31, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the shares outstanding, but if the value of shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of shares tendered. In such event, Shareholders will have their shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered shares repurchased by the Fund.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

The results of the repurchase offers conducted for the six months ended September 30, 2021 are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	May 28, 2021	August 31, 2021
Repurchase Request	June 30, 2021	September 30, 2021
Repurchase Pricing date	June 30, 2021	September 30, 2021
Net Asset Value as of Repurchase Offer Date
Class A Shares	$—	$27.82
Class I Shares	$27.23	$27.76
Amount Repurchased
Class A Shares	$—	$—
Class I Shares	$3,938,924	$3,627,111
Percentage of Outstanding Shares Repurchased
Class A Shares	—%	—%
Class I Shares	2.58%	1.91%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds and Private Investment Funds with a fair value of $65,296,347 are excluded from the fair value hierarchy as of September 30, 2021.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$24,099,796	$3,100,000	$27,199,796
Bank Loans	—	—	12,808,932	12,808,932
Closed-End Funds	47,026,376	—	29,459	47,055,835
Collateralized Mortgage Obligations	—	3,868,473	—	3,868,473
Common Stocks
Aerospace/Defense-Equipment	22,385	—	—	22,385
Applications Software	85,763	—	—	85,763
Commercial Services-Finance	38,601	—	—	38,601
Electric-Integrated	44,433	—	—	44,433
Electronic Components- Semiconductor	57,527	—	—	57,527
Food-Confectioner	2	—	—	2
Investment Companies	254,851	—	—	254,851
Life/Health Insurance	49,449	—	—	49,449
Medical Information Systems	25,652	—	—	25,652
Medical Labs & Testing Services	25,267	—	—	25,267
Medical-HM	36,118	—	—	36,118
REITS-Shopping Centers	39,612	—	—	39,612
Retail-Sporting Goods	17,670	—	—	17,670
Specified Purpose Acquisitions	2,221,451	18,840	—	2,240,291
Corporate Bonds*	—	253,910	—	253,910
Exchange-Traded Debt Securities			—	—
Financials	369,132	—	—	369,132
Mutual Funds	10,210,272	—	—	10,210,272
Rights	11,193	—	—	11,193
Units	212,883	—	—	212,883
Warrants	96,950	—	—	96,950
Short-Term Investments	16,598,164	—	—	16,598,164
Subtotal	$77,443,751	$28,241,019	$15,938,391	$121,623,161
Closed End Funds				$24,793,776
Private Investment Funds				$40,502,571
Total Investments				$186,919,508
Liabilities
Securities Sold Short
Common Stocks**	$198,195	$—	$—	$198,195
Exchange-Traded Funds	1,149,924	—	—	1,149,924
Total Securities Sold Short	$1,348,119	$—	$—	$1,348,119

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

** All common stocks held short in the Fund are Level 1 securities. For a detailed break-out of common stocks held short by major industry classification, please refer to the Schedule of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Asset-Backed Securities	Bank Loans	Closed-End Funds	Rights
Balance as of March 31, 2021	$2,150,000	$13,143,120	$—	$—
Transfers into Level 3	—	—	29,459	—
Transfers out of Level 3	—	—	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	—	(456,740)	—	—
Included in other comprehensive income	—	—	—	—
Net purchases	3,100,000	124,427	—	—
Net sales	(2,150,000)	(1,875)	—	—
Balance as of September 30, 2021	$3,100,000	$12,808,932	$29,459	$—
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$—	$116,837	$—	$—
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2021:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Asset-Backed Securities	$3,100,000	Recent Transaction Price	Recent Transaction Price	N/A
Bank Loans	$12,808,932	Recent Transaction Price	Recent Transaction Price	N/A
Closed-End Funds	$29,459	Asset Approach	Expected Remaining Distributions	$0.8242
Note 9 — Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of September 30, 2021 by risk category are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$102,597	$102,597
	$102,597	$102,597
The effects of derivative instruments on the Statement of Operations for the year ended September 30, 2021 are as follows:
	Derivatives not designated as hedging instruments
	Foreign Exchange Contracts	Total
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Forward contracts	$102,597	$102,597
	$102,597	$102,597
The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of September 30, 2021 are as follows:
Derivatives not designated as hedging instruments
Forward contracts	Foreign exchange contracts	Notional amount	$(1,302,616)
Note 10 — Commitments
As of September 30, 2021, the Fund had no outstanding investment commitments to Bank Loans. The Fund had unfunded capital commitments on Private Investment Funds of $2,000,000 as of September 30, 2021.
Note 11 — Credit Agreement
The Fund has entered into a credit agreement of $3,000,000 with TriState Capital Bank. The Fund is charged interest of the LIBOR Monthly Rate for borrowing under this agreement. As compensation for holding the credit agreement available, the Fund was charged a non-refundable loan fee in the amount of $20,000.00. In accordance with ASC 835, costs incurred by the Fund in connection with the credit agreement were recorded as a prepaid expense and recognized as prepaid expenses on the Statement of Assets and Liabilities. These debt issuance costs will be amortized into interest expense over a one year period from the date of the completion of the credit agreement. The Fund did not borrow under the credit agreement during the six months ended September 30, 2021.
Note 12 — Risk Factors
An investment in the Fund involves various risks. The Fund allocates assets to investment funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.
No guarantee or representation is made that the investment program will be successful.
In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 are becoming more widely available, the future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.
Note 13  —  Results of a Special Meeting of Shareholders (Unaudited)
At a special meeting of shareholders of the Fund held on September 28, 2021, the following matter was submitted to the vote of the shareholders, with the results of voting set forth below:
Proposal 1. That Gary E. Shugrue be, and hereby is, elected to the Board of Trustees of the Relative Value Fund:
Director Nominee	Votes For	Votes Withheld
Gary E. Shugrue	2,041,104	9,844
The other Trustees of the Fund are David G. Lee, Robert Seyferth and Terrance P. Gallagher.
Note 14 — Recently Issued Accounting Pronouncements
In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance
Note 15 — Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events, which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.
Effective November 1, 2021, Vivaldi Holdings, LLC (“Vivaldi Holdings”), the controlling member of Vivaldi Asset Management, LLC, partnered with First Trust Capital Partners, LLC in a joint venture to create a new entity called First Trust Capital Solutions L.P., resulting in a change in control of Vivaldi Asset Management, LLC (the “Transaction”). As a result of the Transaction, there were no changes in the management or day-to-day advisory services provided to the Fund. As part of the Transaction,

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

Vivaldi Asset Management, LLC changed its name to First Trust Capital Management L.P. and Vivaldi Holdings changed its name to VFT Holdings LP. First Trust Capital Management L.P. is a Delaware limited partnership and a registered investment adviser controlled by First Trust Capital Solutions L.P. First Trust Capital Solutions L.P. is a Delaware limited partnership owned 50% by First Trust Capital Partners, LLC and 50% by VFT Holdings LP and its affiliates. Effective November 1, 2021, the name of The Relative Value Fund changed to the First Trust Alternative Opportunities Fund. Also, on November 1, 2021, the Fund entered into a new Distribution Agreement with First Trust Portfolios L.P., who replaced Foreside Fund Services, LLC as the Fund’s distributor. First Trust Portfolios L.P. is an affiliate of First Trust Capital Management L.P. In anticipation of the Transaction and these related events, the Board of Trustees of the Trust approved the Investment Management Agreement between the Trust, on behalf of the Funds, and VAM, and sub-advisory agreements with each of the Sub-Advisers to allow VAM and the Sub-Advisers to continue to serve as the investment advisor and sub-advisers, respectfully, to the Fund. Effective November 1, 2021, the Fund pays a monthly investment advisory fee to VAM at the annual rate of 0.95% of the Fund’s average daily net assets. The Fund’s shareholders approved these agreements and the new investment advisory fee at a shareholder meeting, discussed below.
In addition, the Board of Trustees and Fund shareholders approved the early termination of the current expense limitation and reimbursement agreement and approved a New Expense Limitation Agreement between the Fund and VAM, whereby VAM has contractually agreed until November 1, 2022 to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the total annual expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.00% and 1.25% of the average daily net assets of the Fund’s Class A Shares and Class I Shares, respectively. The Board and shareholders also approved a Distribution Plan for the Class I Shares, under which the Fund may pay as compensation up to 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class I Shares to the Fund’s distributor or other qualified recipients.
At the second special meeting of shareholders held on September 28, 2021 and adjourned to October 22, 2021, in connection with the above-referenced November 1, 2021 Transaction, the following matters were submitted to the vote of the shareholders, with the results of voting set forth below:
Proposal 1. Approval of a new investment management agreement, which includes an increase in the management fee, between the Fund and Vivaldi Asset Management, LLC (“Vivaldi”) (Class I and Class A shareholders):
For the Proposal	Against the Proposal	Abstain
2,957,024	62,610	22,623
Proposals 2. Approval of a new sub-advisory agreement among the Fund, Vivaldi and RiverNorth Capital Management, LLC (Class I and Class A shareholders):
For the Proposal	Against the Proposal	Abstain
2,997,563	24,569	20,124
Proposal 3. Approval of a new sub-advisory agreement among the Fund, Vivaldi and Angel Oak Capital Advisors, LLC (Class I and Class A shareholders):
For the Proposal	Against the Proposal	Abstain
2,997,563	24,569	20,124

First Trust Alternative Opportunities Fund
Notes to Financial Statements — Continued
September 30, 2021 (Unaudited)

Proposal 4. Approval of the early termination and replacement of the Fund’s current expense limitation and reimbursement agreement with respect to Class A Shares (Class A shareholders):
For the Proposal	Against the Proposal	Abstain
37	0	0
Proposal 5. Approval of the early termination and replacement of the Fund’s current expense limitation and reimbursement agreement with respect to Class I Shares (Class I shareholders):
For the Proposal	Against the Proposal	Abstain
2,924,352	83,409	34,458
Proposal 6. Approval of a distribution and service plan with respect to Class I Shares (Class I shareholders):
For the Proposal	Against the Proposal	Abstain
2,961,387	45,587	35,246
There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited)
September 30, 2021

Approval of the Investment Management and Sub-Advisory Agreements
At a meeting of the Board held on July 27, 2021 (“Meeting”), by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), approved a new investment management agreement between the Investment Manager and the Fund (“New Investment Management Agreement”) and new investment sub-advisory agreements among the Investment Manager, the Fund, and, on an individual basis, each of the Sub-Advisers (the “New Sub-Advisory Agreements” and, together with the New Investment Management Agreement, the “New Advisory Agreements”).
During the Meeting, the Board discussed the proposed Transaction (as described above) and noted that the Transaction would result in an assignment and termination of the existing advisory agreements. The Board also approved an interim investment management agreement (“Interim Investment Management Agreement”) and interim investment sub-advisory agreements with each Sub-Adviser (each an “Interim Sub-Advisory Agreement” and collectively the “Interim Sub-Advisory Agreements”) to go into effect in the event shareholders did not approve the New Advisory Agreements before the Transaction was completed. The interim agreements would have allowed the Investment Manager and the Sub-Advisers (collectively, the “Advisers”) to continue providing services to the Fund while the Fund continued to seek shareholder approval of the New Advisory Agreements. Hereinafter, the term “New Advisory Agreements” also includes the interim agreements.
In light of the foregoing, the Independent Trustees requested and received materials from the Investment Manager and the Sub-Advisers, respectively, to assist them in considering the approval of the New Advisory Agreements. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not consider any single factor as controlling in determining whether to approve the New Advisory Agreements. Nor are the items described herein all-encompassing of the matters considered by the Board.
Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the Meeting was held by videoconference. At this Meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.
The Board engaged in a detailed discussion of the materials with management of the Advisers. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the New Advisory Agreements.
New Investment Management Agreement and Interim Investment Management Agreement
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Investment Manager to the Fund under the Interim Investment Management Agreement and the New Investment Management Agreement, including the selection of Fund investments. The Board noted that the services would be the same as the services provided under the current investment advisory agreement between the Fund and the Investment Manager. The Board also considered that the Transaction was not expected to affect the nature, extent and quality of the services to be provided by the Investment Manager under the terms of the Interim Investment Management Agreement and the New Investment Management Agreement. The Board reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager, including, among other things, providing office facilities, equipment, and

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2021

personnel. The Board also reviewed and considered the qualifications of the portfolio managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Fund. The Board determined that the Investment Manger’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided to the Fund by the Investment Manager was satisfactory.
PERFORMANCE
The Board considered the investment performance of Investment Manager with respect to the Fund and its other similarly managed fund during each year since the Fund’s inception in 2017 and year-to-date through May 31, 2021. The Board also considered the overall performance of the Fund, noting that the Fund was not immune to the market selloff during the beginning of the year, and had outperformed its benchmark index, the ICE BofAML U.S, 3-Month Treasury Bill Index, in 2017, 2019, 2020 and 2021 through March 31, 2021. The Board concluded that the performance of the Fund was satisfactory. The Board agreed that the Transaction was not expected to cause any changes that were or could be expected to materially affect the performance of the Fund.
FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS
The Board considered that the management fee rate under the Interim Investment Management Agreement was the same as the current investment management agreement. The Board also considered the proposed management fee rate and total expense ratio of the Fund under the New Investment Management Agreement and the new expense limitation and reimbursement agreement (the “New Expense Limitation Agreement”). The Board considered that although the proposed management fee rate for the Fund would increase under the New Investment Management Agreement, the current and proposed management fee rate was below the fund’s peer group median contractual management fee rate (as determined by Broadridge Financial Solutions, Inc.). In addition, the Board considered (i) Investment Manager’s intention to request an increase the management fee rate whether or not the Transaction occurs because Investment Manager believes it is necessary for the overall viability of the Fund going forward and it will also enable Investment Manager to sustain additional investments as the Fund continues to grow; (ii) that Investment Manager believes that as the assets continue to increase, it may be necessary to add another sub-advisor to manage a portion of the Fund’s assets. The Board considered that the sub-advisory fees are paid out of the management fee at a higher rate than the current management fee and that without a fee increase, Investment Manager does not believe another sub-advisor would be economically feasible; (iii) that since the fourth quarter of 2019, the portfolio management team has been increasing the Fund’s investments in co-investment opportunities, which has reduced the amount of acquired fund fees and expenses paid indirectly through other investment funds within the portfolio. An increase in the management fee will allow the research team the funds and resources needed to continue to source other co-investment opportunities, which tend to require more research and diligence than fund investments. The Board also considered that the Fund’s investments in co-investment opportunities incur investment expenses that are not reflected in the fee disclosure, but at levels below acquired fund fees and expenses paid through investment funds and that as a result, the fee increase should result in more co-investment opportunities and a continued decrease in acquired fund fees and expenses; (iv) Investment Manager’s intention to continue to contractually limit total annual operating expenses under a New Expense Limitation Agreement and, while the proposed management fee increase adds an additional 0.45% to the management fee, the proposed increase in the expense cap is only 0.30% for Class I and 0.05% for Class A; and (v) that the Fund’s current fee is lower than other interval funds and this adjustment

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2021

will make the fee more comparable, but still lower than the category average. The Board concluded that the management fees to be paid by the Fund under the Interim Investment Management Agreement and the New Investment Management Agreement and the total expense ratio were reasonable and satisfactory in light of the services provided.
BREAKPOINTS AND ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Interim Investment Management Agreement and the New Investment Management Agreement s. The Board considered the Fund’s management fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.
PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES
The Board considered and reviewed pro forma information concerning the costs to be incurred and profits to be realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s current financial condition and considered the Investment Manager’s representation that no material adverse changes in the financial condition are anticipated as a result of the Transaction. The Board noted that the financial condition of the Investment Manager both before and after the Transaction appeared stable. The Board determined that the compensation to the Investment Manager was reasonable and that the Adviser’s financial condition was satisfactory.
After receiving adequate information, the Board was satisfied that the Transaction would not result in any adverse consequences for the Fund. The Board noted representations from the Investment Manager that the Transaction was not expected to result in any changes to the services it provides to the Fund, or the personnel providing those services.
GENERAL CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the New Investment Management Agreement.
New Sub-Advisory Agreements and Interim Sub-Advisory Agreements
Angel Oak Investment New Sub-Advisory Agreement and Interim Sub-Advisory Agreement
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the investment sub-advisory services to be provided by Angel Oak to the allocated portion of the Fund under the Angel Oak Interim Sub-Advisory Agreement and the New Angel Oak Sub-Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by Angel Oak, including among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of Angel Oak who would provide the investment advisory services to the Fund. The Board determined that Angel Oak’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account Angel Oak’s procedures used to determine the value of the Fund’s investments. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Fund under the Angel Oak Interim Sub-Advisory Agreement and the New Angel Oak Sub-Advisory Agreement are satisfactory.

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2021

PERFORMANCE
The Board considered the investment performance of Angel Oak with respect to its allocated portion of the Fund, for the one-year period ended May 31, 2021 and the performance of its similarly managed fund, noting that Angel Oak’s allocated portion of the Fund outperformed the benchmark index. The Board concluded that the performance of the Fund, with respect to Angel Oak’s allocated portion of the Fund, was satisfactory. The Board agreed that the Transaction was not expected to cause any changes that were or could be expected to materially affect Angel Oak’s performance with respect to its allocated portion of the Fund.
FEES AND EXPENSES
The Board considered the sub-advisory fee rate under the current Angel Oak Investment Sub-Advisory Agreement as compared to the sub-advisory fee rate assuming the approval of the New Angel Oak Sub-Advisory Agreement, noting that the Adviser pays Angel Oak from its fees. The Board considered that the sub-advisory fee rate that Investment Manager pays to Angel Oak would not change under the Angel Oak Interim Sub-Advisory Agreement and the New Angel Oak Sub-Advisory Agreement (although the fees would be held in escrow during the term of the Angel Oak Interim Sub-Advisory Agreement, if applicable). The Board concluded that the sub-advisory fees were reasonable and satisfactory in light of the services provided.
ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the Angel Oak Interim Sub-Advisory Agreement and the New Angel Oak Sub-Advisory Agreement. The Board considered the Fund’s sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.
PROFITABILITY, ANCILLARY BENEFITS AND OTHER FACTORS
The Board reviewed Angel Oak’s financial condition. The Board noted that the financial condition of Angel Oak appeared stable. The Board determined that the compensation to Angel Oak was reasonable and the financial condition was adequate.
OTHER BENEFITS TO ANGEL OAK
The Trustees received and reviewed information regarding any “fall-out” or ancillary benefits that might be received by Angel Oak or its affiliates as a result of their relationship with the Fund. Based on their review, the Trustees concluded that the fall-out benefits that might be received by Angel Oak and its affiliates as a result of the relationship with the Fund are reasonable.
CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the New Angel Oak Sub-Advisory Agreement.
RiverNorth Investment New Sub-Advisory Agreement and Interim Sub-Advisory Agreement
NATURE, EXTENT AND QUALITY OF SERVICES
The Board reviewed and considered the nature and extent of the sub-investment advisory services to be provided by RiverNorth to the allocated portion of the Fund under the RiverNorth Interim Sub-Advisory Agreement and the New RiverNorth Investment Sub-Advisory Agreement, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by RiverNorth, including among other things,

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2021

providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of RiverNorth who would provide the investment advisory services to the Fund. The Board determined that RiverNorth’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account RiverNorth’s procedures used to determine the value of the Fund’s investments. Based on their review, the Trustees concluded that the nature, extent and quality of services expected to be provided to the Fund under the RiverNorth Interim Sub-Advisory Agreement and the New RiverNorth Investment Sub-Advisory Agreement are satisfactory.
PERFORMANCE
The Board considered the investment performance of RiverNorth with respect to its allocated portion of the Fund during each year since the Fund’s inception in 2017 and year-to-date through April 30, 2021 and the performance of its similarly managed accounts, noting that RiverNorth’s allocated portion of the Fund outperformed the benchmark index in each period. The Board concluded that the performance of the Fund, with respect to RiverNorth’s allocated portion of the Fund, was satisfactory. The Board agreed that the Transaction was not expected to cause any changes that were or could be expected to materially affect RiverNorth’s performance with respect to its allocated portion of the Fund.
FEES AND EXPENSES
The Board considered the sub-advisory fee rate under the current RiverNorth Investment Sub- Advisory Agreement as compared to the sub-advisory fee rate assuming the approval of the RiverNorth Interim Sub-Advisory Agreement and the New RiverNorth Investment Sub-Advisory Agreement, noting that the Adviser pays RiverNorth from its fees. The Board considered that the sub-advisory fee rate that Investment Manager pays to RiverNorth would not change under the RiverNorth Interim Sub-Advisory Agreement and the New RiverNorth Investment Sub-Advisory Agreement (although the fees would be held in escrow during the term of the RiverNorth Interim Sub-Advisory Agreement, if applicable). The Board concluded that the sub-advisory fees were reasonable and satisfactory in light of the services provided.
ECONOMIES OF SCALE
The Board reviewed the structure of the Fund’s investment management under the RiverNorth Interim Sub-Advisory Agreement and the New RiverNorth Investment Sub-Advisory Agreement. The Board considered the Fund’s sub-advisory fees and concluded that the fees were reasonable and satisfactory in light of the services provided. The Board also determined that, given the Fund’s current size, economies of scale were not present at this time.
PROFITABILITY, ANCILLARY BENEFITS AND OTHER FACTORS
The Board reviewed RiverNorth’s financial condition. The Board noted that the financial condition of RiverNorth appeared stable. The Board determined that the compensation to RiverNorth was reasonable and the financial condition was adequate.
OTHER BENEFITS TO RIVERNORTH
The Trustees received and reviewed information regarding any “fall-out” or ancillary benefits that might be received by RiverNorth or its affiliates as a result of their relationship with the Fund. Based on their review, the Trustees concluded that the fall-out benefits that might be received by RiverNorth and its affiliates as a result of the relationship with the Fund are reasonable.
CONCLUSION
Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the New RiverNorth Sub-Advisory Agreement.

First Trust Alternative Opportunities Fund
FUND INFORMATION (Unaudited) — Continued
September 30, 2021

	TICKER	CUSIP
First Trust Alternative Opportunities Fund – Class A Shares	VFLAX	75943J209
First Trust Alternative Opportunities Fund – Class I Shares	VFLEX	75943J100
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
First Trust Alternative Opportunities Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-199

First Trust Alternative Opportunities Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
account balances

•
account transactions

•
transaction history

•
wire transfer instructions

•
checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

First Trust Alternative Opportunities Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
open an account

•
provide account information

•
give us your contact information

•
make a wire transfer

•
tell us where to send money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
sharing for affiliates from using your information to market to you

•
sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies such as Vivaldi Asset Management, LLC.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) First Trust Alternative Opportunities Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date December 9, 2021

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date December 9, 2021

* Print the name and title of each signing officer under his or her signature.